Financial Instruments - Summarizes Company's Financial Assets and Liabilities Measured at Fair Value (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	$ 2,524	$ 9
Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	488	91
Derivative financial instruments liability	84	47
Trust assets of labor obligations	1,338	1,249
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments asset	2,440	905
Derivative financial instruments liability	1,417	2,191
Trust assets of labor obligations	$ 0	$ 0